12. FINANCIAL ASSETS AND LIABILITIES (Details 1) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current trade receivables	$ 3,500	$ 4,243
Non current other receivables	6,021	3,201
Non current trade and other receivables	9,521	7,444
Current trade receivables	19,886	18,101
Current other receivables	6,603	10,166
Current trade and other receivables	26,489	28,267
CAMMESA Receivable
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current trade receivables	2,647	4,234
Current trade receivables	574	622
Other
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current trade receivables	853	9
Non current other receivables	61	15
Current trade receivables	139	201
Current other receivables	213	778
Tax credits
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	503	241
Current other receivables	1,020	1,905
Allowance for tax credits
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	(11)	(21)
Related parties
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	1,860	1,172
Current trade receivables	384	251
Current other receivables	201	317
Prepaid expenses
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	28	30
Current other receivables	61	102
Financial credit
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	30	55
Current other receivables	209	123
Guarantee deposits
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	1	136
Current other receivables	475	1,555
Contractual receivables in Ecuador
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	0	1,474
Receivable for sale of property, plant and equipment
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	112	99
Current other receivables	783	573
Natural Gas Surplus Injection Promotion Program
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	2,671	0
Current other receivables	2,667	3,827
Credit with RDSA
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Non current other receivables	766	0
Receivables from energy distribution
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	8,392	9,029
Receivables from MAT
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	1,035	644
CAMMESA
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	4,943	4,263
Receivables from oil and gas sales
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	2,923	1,135
Receivables from refinery and distribution
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	218	1,414
Receivables from petrochemistry
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	2,544	1,364
Allowance for doubtful accounts
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current trade receivables	(1,266)	(822)
Advances to suppliers
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	83	16
Advances to employees
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	8	37
Receivables for non-electrical activities
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	539	322
Insurance to recover
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	212	298
Expenses to be recovered
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	417	548
Allowance for other receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Current other receivables	$ (285)	$ (235)